SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Income Taxes
Amounts accrued for uncertainty in income taxes	$ 0	$ 0
Expense accrued for interest and/or penalties	$ 0	$ 0
Operating Segments
Number of operating segments	1
Number of reportable operating segments	1
Premises | Minimum
Premises and equipment
Estimated useful lives	15 years
Premises | Maximum
Premises and equipment
Estimated useful lives	50 years
Equipment | Minimum
Premises and equipment
Estimated useful lives	1 year
Equipment | Maximum
Premises and equipment
Estimated useful lives	10 years